Legal and regulatory matters - Additional Information (Detail) £ in Millions	Feb. 28, 2025 GBP (£)
U.K. Competition and Markets Authority [Member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Legal proceedings provision	£ 34.2